Income Taxes - Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Income from continuing operations before provision for income taxes	$ 521	$ 488	$ 772
United Kingdom ("U.K.")
Income Tax Contingency [Line Items]
United Kingdom ("U.K.")	(96)	(269)	(112)
United States ("U.S.")
Income Tax Contingency [Line Items]
Foreign	73	145	215
Italy
Income Tax Contingency [Line Items]
Foreign	451	446	612
Other
Income Tax Contingency [Line Items]
Foreign	$ 93	$ 166	$ 58